Segment Reporting - Additional Information (Detail) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) Segments Region	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Number of business segment | Segments	6
Number of geographical regions | Region	5
Number of reportable segments | Segments	6
Net revenue	$ 26,552	$ 27,087	$ 54,600
United States [member]
Disclosure of operating segments [line items]
Net revenue	6,833	6,711
Brazil
Disclosure of operating segments [line items]
Net revenue	3,516	3,565
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	24,463	24,886
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 2,089	$ 2,201